Restructuring - Additional Information (Details) - A Place For Rover INC - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Restructuring Cost And Reserve [Line Items]
Restructuring plan implementation date	Apr. 30, 2020	Apr. 30, 2020
Percentage of employees terminated	50.00%	50.00%
Severance-related and legal costs	$ 3,800,000	$ 3,800,000
Remaining liability for restructuring-related costs	$ 0	$ 0